Stockholders' Equity - Schedule of Common Stock Warrant Activity (Detail) - Tyme Technologies, Inc. and Subsidiaries [Member] - $ / shares	12 Months Ended
	Mar. 31, 2022	Mar. 31, 2021
Stockholders Equity Note Disclosure [Line Items]
Warrant Shares of Common Stock, Outstanding at Beginning	3,104,318	8,937,651
Class of Warrant or Right Number of Securities Called By Warrants or Rights Granted	0	2,166,667
Class of Warrant or Right Number of Securities Called by Warrants or Rights Exchanged	0	(8,000,000)
Warrant Shares of Common Stock, Outstanding at Ending	3,104,318	3,104,318
Weighted Average Exercise Price, Outstanding at Beginning	2.77	2.31
Weighted Average Exercise Price, Granted	0	1.8
Weighted Average Exercise Price, Exchanged	$ 0	$ 2
Weighted Average Exercise Price, Outstanding at Ending	2.77	2.77